Contingencies and Capital Commitments (Narrative) (Details) S/ in Thousands	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Jan. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Security bond		$ 1,300,000
Bank letter of guarantee		8,394,000
Capital commitments		24,467,000	$ 111,940,000
Tax expense (income)		20,175,000	33,350,000
SGM Royalty (as percentage)				3.00%
Proposal Of Cancelling Mining Concession [Member]
Disclosure of other provisions [line items]
Claimed Royalty					$ 30,000,000
PERU
Disclosure of other provisions [line items]
Tax expense (income)	S/ 4,343	1,310,000
Income tax interest and penalties	2,405	725,000
Payment of disputed amount	S/ 4,343	1,310,000
Mineral Properties [member] | Civil Work [Member]
Disclosure of other provisions [line items]
Capital commitments		36,454,000
Mineral Properties [member] | Equipment Purchases [Member]
Disclosure of other provisions [line items]
Capital commitments		510,000
Mineral Properties [member] | Other Services [Member]
Disclosure of other provisions [line items]
Capital commitments		124,000
Caylloma Mine [Member]
Disclosure of other provisions [line items]
Undiscounted closure costs			11,431,000
Progressive closure activities			3,646,000
Final closure activities			7,156,000
Post closure activities			$ 790,000
Guarantees with government current year		7,237,000
Guarantees with government next year		9,704,000
San Jose Mine [Member] | Environmental obligations [Member]
Disclosure of other provisions [line items]
Bank letter of guarantee		$ 1,236,000
Number of letters of guarantee		3
Provision for credit commitments [member]
Disclosure of other provisions [line items]
Bank letter of guarantee		$ 7,237,000